UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22960

Eubel Brady & Suttman Mutual Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450	Cincinnati, Ohio 45246
(Address of principal executive offices)	(Zip code)

Carol J. Highsmith, Esq.

225 Pictoria Drive, Suite 450 Cincinnati, Ohio          45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Eubel Brady & Suttman Income and Appreciation Fund

(EBSZX)

Semi-Annual Shareholder Report - January 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Eubel Brady & Suttman Income and Appreciation Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at  https://funddocs.filepoint.com/ebs/. You can also request this information by contacting us at (800) 391-1223.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Eubel Brady & Suttman Income and Appreciation Fund	$14	0.27%

How did the Fund perform during the reporting period?

     The Fund posted solid investment results, in our view, for the semi-annual period ended January 31, 2026, as we experienced a broad-based decline in yields, spanning most maturities and credit qualities. Yields fell most sharply across the five-year and shorter maturities. There is an inverse relationship between bond yields and bond prices, and the Fund benefited from declining yields along the shorter segment of the yield curve. Credit spreads (difference in yield between a corporate bond and Treasury of equal maturity) continued to compress during the period, reaching levels not seen since the 1990s. Declining yields and narrowing credit spreads provided a tailwind to performance during the period.

     During the period, the Federal Reserve (the “Fed”), enacted three consecutive 0.25% (25 basis points) rate cuts, lowering the federal funds target range to 3.50% – 3.75%. The Fed cited a shift in the “balance of risks” as inflation concerns moderated. While inflation had been the Fed’s primary focus for years, officials began citing “downside risks to employment,” the Fed’s other mandate. Slowing job gains reports and an unemployment rate that had drifted upward to 4.4%, up from 3.4% two years prior, raised concerns of labor market deterioration.

     The Fund was overweight in convertible and non-convertible corporate issues relative to U.S. Treasurys and maintained a shorter duration than its benchmark during the period. Short-term corporate yields experienced the most pronounced decline, moving in lockstep with the federal funds rate decline throughout the period. Those factors contributed to the Fund's outperformance.

     Given the Fund’s flexible investment mandate, its strategy can adjust as needed to address shifting yields, credit spreads and convertible conditions while pursuing its investment objective of maximizing total return by producing income and capital appreciation.

How has the Fund performed over the last ten years?

For the one-year, five-year and ten-year periods ending January 31, 2026, the Fund outperformed its regulatory benchmark, the Bloomberg U.S. Aggregate Bond Index. The outperformance can be attributed to our active, bottom-up portfolio management process that is focused on individual selection of convertible and non-convertible securities.

Total Return Based on $10,000 Investment

$25,000
$20,000
$15,000
$10,000
$5,000
Jan-2016
Jan-2017
Jan-2018
Jan-2019
Jan-2020
Jan-2021
Jan-2022
Jan-2023
Jan-2024
Jan-2025
Jan-2026
Eubel Brady & Suttman Income and Appreciation Fund - $16,508
Bloomberg U.S. Aggregate Bond Index - $12,047
ICE BofA 1-10 Year Corp. Index - $13,917
ICE BofA Yield Alternative US Convertible Index - $20,560

	Eubel Brady & Suttman Income and Appreciation Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-10 Year Corp. Index	ICE BofA Yield Alternative US Convertible Index
Jan-2016	$10,000	$10,000	$9,999	$10,000
Jan-2017	$11,246	$10,145	$10,401	$11,663
Jan-2018	$11,762	$10,363	$10,702	$12,612
Jan-2019	$11,662	$10,597	$10,940	$12,975
Jan-2020	$12,173	$11,619	$12,039	$14,650
Jan-2021	$13,039	$12,167	$12,729	$16,519
Jan-2022	$13,562	$11,806	$12,434	$16,163
Jan-2023	$13,448	$10,819	$11,733	$15,355
Jan-2024	$14,195	$11,046	$12,336	$16,284
Jan-2025	$15,351	$11,274	$12,936	$18,611
Jan-2026	$16,508	$12,047	$13,917	$20,560

Average Annual Total Returns

	1 Year	5 Years	10 Years
Eubel Brady & Suttman Income and Appreciation Fund	7.53%	4.83%	5.14%
Bloomberg U.S. Aggregate Bond Index	6.85%	-0.20%	1.88%
ICE BofA 1-10 Year Corp. Index	7.58%	1.80%	3.36%
ICE BofA Yield Alternative US Convertible Index	10.47%	4.47%	7.47%

Fund Statistics

  Net Assets$153,699,795
  Number of Portfolio Holdings33
  Advisory Fee $0
  Portfolio Turnover13%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (800) 391-1223.

What did the Fund invest in?

The Fund primarily invested in a diversified portfolio of non-convertible fixed income securities and convertible securities.

Sector Weighting (% of net assets)

Consumer Discretionary
Money Market Funds
Financials
Industrials
Communications
Technology
Materials
Energy
Health Care
Consumer Staples
Other Assets in Excess of Liabilities
0%
5%
10%
15%
20%
25%

Value	Value
Other Assets in Excess of Liabilities	0.6%
Consumer Staples	3.1%
Health Care	3.2%
Energy	3.3%
Materials	3.6%
Technology	7.6%
Communications	7.8%
Industrials	8.2%
Financials	17.9%
Money Market Funds	20.0%
Consumer Discretionary	24.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Patrick Industries, Inc., 1.750%, due 12/01/28	5.0%
Lyft, Inc., 0.625%, due 03/01/29	4.4%
Airbnb, Inc., 0.000%, due 03/15/26	3.9%
TripAdvisor, Inc., 0.250%, due 04/01/26	3.9%
Winnebago Industries, Inc., 3.250%, due 01/15/30	3.8%
Natural Resource Partners, L.P.	3.5%
Avnet, Inc., 1.750%, due 09/01/30, 144A	3.5%
Global Payments, Inc., 1.500%, due 03/01/31	3.5%
Garrett Motion Holdings, 7.750%, due 05/31/32, 144A	3.4%
Ford Motor Company, 0.000%, due 03/15/26	3.4%

Asset Weighting (% of total investments)

Value	Value
Bank Debt	1.6%
Common Stocks	4.0%
Convertible Bonds	49.5%
Corporate Bonds	24.8%
Money Market Funds	20.1%

Material Fund Changes

No material changes occurred during the period ended January 31, 2026.

Change In Or Disagreements With Accountants

During the period ended January 31, 2026, there were no changes in or disagreements with accountants.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at (800) 391-1223. Householding will be stopped within 30 days after we receive your request.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funddocs.filepoint.com/ebs/), including its:

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 013126-EBSZX

Eubel Brady & Suttman Income and Appreciation Fund (EBSZX)

Semi-Annual Shareholder Report - January 31, 2026

Eubel Brady & Suttman Income Fund

(EBSFX)

Semi-Annual Shareholder Report - January 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Eubel Brady & Suttman Income Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at  https://funddocs.filepoint.com/ebs/. You can also request this information by contacting us at (800) 391-1223.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Eubel Brady & Suttman Income Fund	$11	0.21%

How did the Fund perform during the reporting period?

     The Fund posted solid investment results, in our view, for the semi-annual period ended January 31, 2026, as we experienced a broad-based decline in yields, spanning most maturities and credit qualities. Yields fell most sharply across the five-year and shorter maturities. There is an inverse relationship between bond yields and bond prices, and the Fund benefited from declining yields along the shorter segment of the yield curve. Credit spreads (difference in yield between a corporate bond and Treasury of equal maturity) continued to compress during the period, reaching levels not seen since the 1990s. Declining yields and narrowing credit spreads provided a tailwind to performance during the period.

     During the period, the Federal Reserve (the “Fed”), enacted three consecutive 0.25% (25 basis points) rate cuts, lowering the federal funds target range to 3.50% – 3.75%. The Fed cited a shift in the “balance of risks” as inflation concerns moderated. While inflation had been the Fed’s primary focus for years, officials began citing “downside risks to employment,” the Fed’s other mandate. Slowing job gains reports and an unemployment rate that had drifted upward to 4.4%, up from 3.4% two years prior, raised concerns of labor market deterioration.

     The Fund was overweight in corporate issues relative to U.S. Treasurys and maintained a shorter duration than its benchmark during the period. Short-term corporate yields experienced the most pronounced decline, moving in lockstep with the federal funds rate decline throughout the period. Those factors contributed to the Fund's outperformance.

     Given the Fund’s flexible investment mandate, its strategy can adjust as needed to address shifting yields and credit spreads while pursuing its investment objective of preserving capital, producing income, and maximizing total return.

How has the Fund performed over the last ten years?

For the one-year, five-year and ten-year periods ending January 31, 2026, the Fund outperformed its regulatory benchmark, the Bloomberg U.S. Aggregate Bond Index. The outperformance can be attributed to our active, bottom-up portfolio management process that is focused on individual security selection.

Total Return Based on $10,000 Investment

$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
Jan-2016
Jan-2017
Jan-2018
Jan-2019
Jan-2020
Jan-2021
Jan-2022
Jan-2023
Jan-2024
Jan-2025
Jan-2026
Eubel Brady & Suttman Income Fund - $14,268
Bloomberg U.S. Aggregate Bond Index - $12,047
ICE BofA U.S. Corporate & Government 1-10 Yrs Index - $12,445

	Eubel Brady & Suttman Income Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government 1-10 Yrs Index
Jan-2016	$10,000	$10,000	$10,000
Jan-2017	$10,686	$10,145	$10,119
Jan-2018	$10,889	$10,363	$10,224
Jan-2019	$11,057	$10,597	$10,491
Jan-2020	$11,504	$11,619	$11,277
Jan-2021	$12,010	$12,167	$11,788
Jan-2022	$12,081	$11,806	$11,498
Jan-2023	$11,913	$10,819	$10,892
Jan-2024	$12,570	$11,046	$11,291
Jan-2025	$13,335	$11,274	$11,687
Jan-2026	$14,268	$12,047	$12,445

Average Annual Total Returns

	1 Year	5 Years	10 Years
Eubel Brady & Suttman Income Fund	7.00%	3.51%	3.62%
Bloomberg U.S. Aggregate Bond Index	6.85%	-0.20%	1.88%
ICE BofA U.S. Corporate & Government 1-10 Yrs Index	6.49%	1.09%	2.21%

Fund Statistics

  Net Assets$431,550,815
  Number of Portfolio Holdings52
  Advisory Fee $0
  Portfolio Turnover12%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (800) 391-1223.

What did the Fund invest in?

The Fund primarily invested in a diversified portfolio of income producing securities.

Sector Weighting (% of net assets)

Financials
U.S. Treasury Obligations
Industrials
Consumer Discretionary
Money Market Funds
Technology
Materials
Health Care
Consumer Staples
Communications
Other Assets in Excess of Liabilities
0%
5%
10%
15%
20%
25%

Value	Value
Other Assets in Excess of Liabilities	1.2%
Communications	1.4%
Consumer Staples	3.1%
Health Care	5.4%
Materials	6.0%
Technology	6.5%
Money Market Funds	7.2%
Consumer Discretionary	10.4%
Industrials	11.9%
U.S. Treasury Obligations	23.1%
Financials	23.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 3.500%, due 11/15/28	4.9%
U.S. Treasury Notes, 3.625%, due 10/31/30	4.8%
U.S. Treasury Notes, 4.375%, due 12/31/29	3.0%
Timken Company (The), 4.500%, due 12/15/28	2.9%
U.S. Treasury Notes, 4.625%, due 04/30/29	2.9%
U.S. Treasury Notes, 4.500%, due 05/15/27	2.8%
Bank OZK, 2.750%, due 10/01/31	2.7%
Mohawk Industries, Inc., 5.850%, due 09/18/28	2.7%
Penske Truck Leasing Company, L.P., 5.700%, due 02/01/28, 144A	2.6%
LKQ Corporation, 5.750%, due 06/15/28	2.6%

Asset Weighting (% of total investments)

Value	Value
Bank Debt	1.4%
Common Stocks	1.8%
Corporate Bonds	66.1%
Money Market Funds	7.3%
U.S. Treasury Obligations	23.4%

Material Fund Changes

No material changes occurred during the period ended January 31, 2026.

Change In Or Disagreements With Accountants

During the period ended January 31, 2026, there were no changes in or disagreements with accountants.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at (800) 391-1223. Householding will be stopped within 30 days after we receive your request.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funddocs.filepoint.com/ebs/), including its:

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 013126-EBSFX

Eubel Brady & Suttman Income Fund (EBSFX)

Semi-Annual Shareholder Report - January 31, 2026

(b)	Not applicable

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	The Registrant schedules of investments are included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Eubel Brady & Suttman

Income and Appreciation Fund

Ticker Symbol: EBSZX

Eubel Brady & Suttman

Income Fund

Ticker Symbol: EBSFX

Each a series of the

Eubel Brady & Suttman Mutual Fund Trust

Semi-Annual Financial Statements

and Additional Information

January 31, 2026

(Unaudited)

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND

SCHEDULE OF INVESTMENTS

January 31, 2026 (Unaudited)

	Coupon	Maturity	Par Value	Value
CORPORATE BONDS — 24.7%
Consumer Discretionary — 5.4%
Garrett Motion Holdings, 144A	7.750%	05/31/32	$5,000,000	$5,293,485
Marriott International, Inc., Series KK	4.900%	04/15/29	3,000,000	3,067,074
				8,360,559
Energy — 3.3%
CNX Resources Corporation, 144A	6.000%	01/15/29	5,000,000	5,028,730

Financials — 16.0%
Bank OZK (TSFR3M + 209, effective 10/01/26) (a)	2.750%	10/01/31	4,130,000	3,933,618
Churchill LBC, LLC, 144A (b)	9.250%	01/01/31	1,000,000	1,014,600
CNG Holdings, Inc., 144A (b)(c)	16.500%	06/30/31	2,602,046	2,352,302
First Maryland Capital I (TSFR3M + 126.16) (a)	4.934%	01/15/27	2,000,000	1,980,651
First National Bank of Nebraska, Inc., 144A (TSFR3M + 361) (a)	7.250%	06/15/35	2,000,000	2,089,754
GitSit Solutions, LLC, 144A (b)(c)	8.000%	11/15/29	3,500,000	3,577,297
NCP SNIP (b)(c)	13.500%	12/31/27	1,800,000	1,824,026
Ponder Farms LBC, LLC, Series 2025, 144A (b)	8.500%	01/01/29	1,755,608	1,774,750
Reese Farms Development, LLC, 144A (b)(c)	8.500%	07/15/29	1,990,000	2,013,311
Southern Bancshares (N.C.), Inc., 144A (TSFR3M + 241, effective 06/30/26) (a)	3.125%	06/30/31	2,200,000	2,039,851
Truist Financial Corporation (TSFR3M + 93.16) (a)	4.783%	05/15/27	2,000,000	1,985,002
				24,585,162
Total Corporate Bonds
(Cost $37,583,673)				$37,974,451

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND

SCHEDULE OF INVESTMENTS (Continued)

	Coupon	Maturity	Par Value	Value
CONVERTIBLE BONDS — 49.2%
Communications — 7.8%
Airbnb, Inc.	0.000%	03/15/26	$6,000,000	$5,961,000
TripAdvisor, Inc.	0.250%	04/01/26	6,000,000	5,940,000
				11,901,000
Consumer Discretionary — 19.3%
Cheesecake Factory, Inc. (The), 144A	2.000%	03/15/30	5,000,000	5,265,000
Etsy, Inc.	0.125%	09/01/27	3,000,000	2,790,000
Etsy, Inc.	0.250%	06/15/28	4,000,000	3,579,200
Ford Motor Company	0.000%	03/15/26	5,000,000	5,290,000
Guess, Inc.	3.750%	04/15/28	5,000,000	4,997,500
Patrick Industries, Inc.	1.750%	12/01/28	4,000,000	7,758,000
				29,679,700
Consumer Staples — 3.1%
Spectrum Brands, Inc.	3.375%	06/01/29	5,000,000	4,825,000

Health Care — 3.2%
Haemonetics Corporation	2.500%	06/01/29	5,000,000	4,927,500

Industrials — 8.2%
Lyft, Inc.	0.625%	03/01/29	6,000,000	6,758,400
Winnebago Industries, Inc.	3.250%	01/15/30	6,000,000	5,805,000
				12,563,400
Technology — 7.6%
Avnet, Inc., 144A	1.750%	09/01/30	5,000,000	5,417,500
Bentley Systems, Inc.	0.375%	07/01/27	1,000,000	954,500
Global Payments, Inc.	1.500%	03/01/31	6,000,000	5,307,000
				11,679,000
Total Convertible Bonds
(Cost $71,221,529)				$75,575,600

	Coupon	Maturity	Par Value	Value
BANK DEBT — 1.5%
Financials — 1.5%
NCP SPV Texas, L.P. Revolving Loan (Prime + 187) (a)(b)(c) (Cost $2,431,156)	8.620%	09/19/26	$2,431,156	$2,409,563

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
COMMON STOCKS — 4.0%
Financials — 0.4%
Lincoln National Corporation	15,673	$652,153

Materials — 3.6%
Natural Resource Partners, L.P.	48,000	5,448,000

Total Common Stocks (Cost $4,456,029)		$6,100,153

	Shares	Value
MONEY MARKET FUNDS — 20.0%
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 3.57% (d) (Cost $30,693,620)	30,693,620	$30,693,620

Total Investments at Value — 99.4% (Cost $146,386,007)		$152,753,387

Other Assets in Excess of Liabilities — 0.6%		946,408

Net Assets — 100.0%		$153,699,795

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $35,866,580 as of January 31, 2026, representing 23.3% of net assets.
TSFR -	CME Term Secured Overnight Financing Rate (SOFR)

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	Illiquid security. The total fair value of these securities as of January 31, 2026 was $14,965,849, representing 9.7% of net assets.
(c)	Security has been valued using significant unobservable inputs in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $12,176,499 as of January 31, 2026, representing 7.9% of net assets.
(d)	The rate shown is the 7-day effective yield as of January 31, 2026.

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND

SCHEDULE OF INVESTMENTS

January 31, 2026 (Unaudited)

	Coupon	Maturity	Par Value	Value
CORPORATE BONDS — 65.3%
Communications — 1.4%
VeriSign, Inc.	4.750%	07/15/27	$6,000,000	$6,000,795

Consumer Discretionary — 10.4%
Garrett Motion Holdings, 144A	7.750%	05/31/32	8,000,000	8,469,576
LKQ Corporation	5.750%	06/15/28	11,000,000	11,301,122
Magna International, Inc.	5.050%	03/14/29	5,000,000	5,130,522
Mohawk Industries, Inc.	5.850%	09/18/28	11,000,000	11,470,478
Polaris, Inc.	6.950%	03/15/29	8,000,000	8,504,820
				44,876,518
Consumer Staples — 3.1%
J.M. Smucker Company (The)	3.375%	12/15/27	8,500,000	8,422,242
Kroger Company (The)	2.650%	10/15/26	5,098,000	5,052,767
				13,475,009
Financials — 22.4%
Bank of America Corporation (a)	4.375%	12/31/99	5,500,000	5,471,455
Bank OZK (TSFR3M + 209, effective 10/01/26) (b)	2.750%	10/01/31	12,250,000	11,667,513
Churchill LBC, LLC, 144A (c)	9.250%	01/01/31	4,500,000	4,565,700
CNG Holdings, Inc., 144A (c)(d)	16.500%	06/30/31	4,144,271	3,746,504
First Maryland Capital I (TSFR3M + 126.16) (b)	4.934%	01/15/27	5,000,000	4,951,627
First National Bank of Nebraska, Inc., 144A (TSFR3M + 361) (b)	7.250%	06/15/35	6,000,000	6,269,261
FNB Corporation (SOFR + 193, effective 12/11/29) (b)	5.722%	12/11/30	8,000,000	8,180,446
Loews Corporation	3.750%	04/01/26	6,000,000	5,998,358
MSCI, Inc., 144A	4.000%	11/15/29	9,000,000	8,818,293
NCP SNIP (c)(d)	13.500%	12/31/27	5,725,000	5,801,417
Ponder Farms LBC, LLC, Series 2025, 144A (c)	8.500%	01/01/29	4,131,913	4,176,964
Princeton 151 LBC, LLC, 144A (c)(d)	9.000%	12/15/30	2,600,000	2,598,120
Reese Farms Development, LLC, 144A (c)(d)	8.500%	07/15/29	3,310,000	3,348,773
Southern Bancshares (N.C.), Inc., 144A (TSFR3M + 241, effective 06/30/26) (b)	3.125%	06/30/31	5,800,000	5,377,789
Truist Financial Corporation (TSFR3M + 93.16) (b)	4.783%	05/15/27	5,788,000	5,744,596
Truist Financial Corporation, Series N (H15T5Y + 300.3, effective 09/01/29) (a)(b)	6.669%	12/31/99	5,000,000	5,007,860

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

	Coupon	Maturity	Par Value	Value
CORPORATE BONDS — 65.3% (Continued)
Financials — 22.4% (Continued)
Zions Bancorporation	3.250%	10/29/29	$5,000,000	$4,721,554
				96,446,230
Health Care — 5.4%
Cencora, Inc.	4.625%	12/15/27	5,500,000	5,569,766
Edwards Lifesciences Corporation	4.300%	06/15/28	5,000,000	5,033,949
Humana, Inc.	3.950%	03/15/27	4,500,000	4,490,171
Humana, Inc.	5.375%	04/15/31	8,000,000	8,195,790
				23,289,676
Industrials — 11.9%
HEICO Corporation	5.250%	08/01/28	10,900,000	11,194,098
Jacobs Energy Group, Inc.	6.350%	08/18/28	9,000,000	9,468,275
Penske Truck Leasing Company, L.P., 144A	5.700%	02/01/28	11,000,000	11,307,420
Textron, Inc.	3.900%	09/17/29	7,000,000	6,930,159
Timken Company (The)	4.500%	12/15/28	12,433,000	12,534,412
				51,434,364
Materials — 4.2%
Ball Corporation	6.000%	06/15/29	9,000,000	9,281,925
Kennametal, Inc.	4.625%	06/15/28	3,600,000	3,633,606
Sherwin-Williams Company (The)	3.450%	06/01/27	5,000,000	4,969,200
				17,884,731
Technology — 6.5%
Arrow Electronics, Inc.	5.150%	08/21/29	5,000,000	5,116,181
Fidelity National Information Services, Inc.	4.700%	07/15/27	5,000,000	5,016,929
Fiserv, Inc.	4.550%	02/15/31	8,000,000	7,952,957
Keysight Technologies, Inc.	4.600%	04/06/27	8,614,000	8,659,942
Western Digital Corporation	4.750%	02/15/26	1,488,000	1,487,171
				28,233,180
Total Corporate Bonds
(Cost $277,087,085)				$281,640,503

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

	Coupon	Maturity	Par Value	Value
U.S. TREASURY OBLIGATIONS — 23.1%
U.S. Treasury Notes	4.500%	05/15/27	$12,000,000	$12,143,437
U.S. Treasury Notes	4.250%	01/15/28	10,500,000	10,639,043
U.S. Treasury Notes	4.250%	02/15/28	10,000,000	10,137,891
U.S. Treasury Notes	3.500%	11/15/28	21,000,000	20,947,500
U.S. Treasury Notes	4.625%	04/30/29	12,000,000	12,360,000
U.S. Treasury Notes	4.375%	12/31/29	12,500,000	12,800,781
U.S. Treasury Notes	3.625%	10/31/30	21,000,000	20,857,266
Total U.S. Treasury Obligations
(Cost $98,935,879)				$99,885,918

	Coupon	Maturity	Par Value	Value
BANK DEBT — 1.4%
Financials — 1.4%
NCP SPV Texas, L.P. Revolving Loan (Prime + 187) (b)(c)(d) (Cost $6,077,891)	8.620%	09/19/26	$6,077,890	$6,023,907

	Shares	Value
COMMON STOCKS — 1.8%
Materials — 1.8%
Natural Resource Partners, L.P. (Cost $6,196,936)	69,000	$7,831,500

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
MONEY MARKET FUNDS — 7.2%
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 3.57% (e) (Cost $30,980,194)	30,980,194	$30,980,194

Total Investments at Value — 98.8% (Cost $419,277,985)		$426,362,022

Other Assets in Excess of Liabilities — 1.2%		5,188,793

Net Assets — 100.0%		$431,550,815

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $58,678,400 as of January 31, 2026, representing 13.6% of net assets.
H15T5Y -	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 5 years.
SOFR -	Secured Overnight Financing Rate
TSFR -	CME Term Secured Overnight Financing Rate (SOFR)

(a)	Security has a perpetual maturity.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(c)	Illiquid security. The total fair value of these securities as of January 31, 2026 was $30,261,385, representing 7.0% of net assets.
(d)	Security has been valued using significant unobservable inputs in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $21,518,721 as of January 31, 2026, representing 5.0% of net assets.
(e)	The rate shown is the 7-day effective yield as of January 31, 2026.

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2026 (Unaudited)

	Eubel Brady & Suttman Income and Appreciation Fund	Eubel Brady & Suttman Income Fund
ASSETS
Investments in securities:
At cost	$146,386,007	$419,277,985
At value (Note 2)	$152,753,387	$426,362,022
Receivable for capital shares sold	201,991	707,040
Dividends and interest receivable	750,634	4,596,909
Other assets	21,540	22,610
Total assets	153,727,552	431,688,581

LIABILITIES
Distributions payable	102	1,437
Payable for capital shares redeemed	2,724	77,658
Payable to administrator (Note 4)	10,750	29,870
Accrued shareholder servicing fees (Note 6)	5,130	14,490
Other accrued expenses	9,051	14,311
Total liabilities	27,757	137,766
Contingencies and Commitments (Note 7)	—	—
NET ASSETS	$153,699,795	$431,550,815

NET ASSETS CONSIST OF:
Paid-in capital	$151,727,647	$434,626,952
Accumulated earnings (deficit)	1,972,148	(3,076,137)
NET ASSETS	$153,699,795	$431,550,815

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	15,510,368	43,976,275

Net asset value, offering price and redemption price per share (Note 2)	$9.91	$9.81

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended January 31, 2026 (Unaudited)

	Eubel Brady & Suttman Income and Appreciation Fund	Eubel Brady & Suttman Income Fund
INVESTMENT INCOME
Dividends	$542,864	$902,353
Interest	2,746,545	10,006,993
Total investment income	3,289,409	10,909,346

EXPENSES
Administration fees (Note 4)	65,226	177,219
Shareholder servicing fees (Note 6)	29,961	84,328
Legal fees	17,862	17,862
Registration and filing fees	15,234	16,954
Audit and tax services fees	12,507	12,507
Custody and bank service fees	6,297	15,774
Trustees’ fees (Note 4)	10,156	10,156
Insurance expense	3,508	7,917
Shareholder reporting expenses	4,118	4,037
Pricing fees	1,997	3,351
Postage and supplies	1,322	1,314
Other expenses	4,579	5,066
Total expenses	172,767	356,485

NET INVESTMENT INCOME	3,116,642	10,552,861

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from investment transactions	(2,688,832)	428,888
Net change in unrealized appreciation (depreciation) on investments	6,935,704	3,650,152
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	4,246,872	4,079,040

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,363,514	$14,631,901

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025
FROM OPERATIONS
Net investment income	$3,116,642	$6,739,474
Net realized gains (losses) from investment transactions	(2,688,832)	4,893,049
Net change in unrealized appreciation (depreciation) on investments	6,935,704	(1,944,086)
Net increase in net assets resulting from operations	7,363,514	9,688,437

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(6,740,042)	(8,419,188)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	7,594,995	10,946,584
Net asset value of shares issued in reinvestment of distributions to shareholders	6,737,146	8,415,592
Payments for shares redeemed	(7,760,939)	(48,618,682)
Net increase (decrease) in net assets from capital share transactions	6,571,202	(29,256,506)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,194,674	(27,987,257)

NET ASSETS
Beginning of period	146,505,121	174,492,378
End of period	$153,699,795	$146,505,121

CAPITAL SHARES ACTIVITY
Shares sold	761,627	1,114,176
Shares reinvested	683,731	858,088
Shares redeemed	(776,041)	(5,000,953)
Net increase (decrease) in shares outstanding	669,317	(3,028,689)
Shares outstanding at beginning of period	14,841,051	17,869,740
Shares outstanding at end of period	15,510,368	14,841,051

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025
FROM OPERATIONS
Net investment income	$10,552,861	$19,381,475
Net realized gains (losses) from investment transactions	428,888	(1,072,084)
Net change in unrealized appreciation (depreciation) on investments	3,650,152	8,016,917
Net increase in net assets resulting from operations	14,631,901	26,326,308

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(10,567,796)	(19,385,293)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	23,464,389	91,268,412
Net asset value of shares issued in reinvestment of distributions to shareholders	10,557,981	19,366,164
Payments for shares redeemed	(18,931,309)	(134,102,123)
Net increase (decrease) in net assets from capital share transactions	15,091,061	(23,467,547)

TOTAL INCREASE (DECREASE) IN NET ASSETS	19,155,166	(16,526,532)

NET ASSETS
Beginning of period	412,395,649	428,922,181
End of period	$431,550,815	$412,395,649

CAPITAL SHARES ACTIVITY
Shares sold	2,391,348	9,451,924
Shares reinvested	1,078,495	2,004,382
Shares redeemed	(1,931,725)	(13,920,544)
Net increase (decrease) in shares outstanding	1,538,118	(2,464,238)
Shares outstanding at beginning of period	42,438,157	44,902,395
Shares outstanding at end of period	43,976,275	42,438,157

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended January 31, 2026 (Unaudited)		Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021
Net asset value at beginning of period	$9.87		$9.76	$9.52	$9.65	$10.32	$9.76

Income (loss) from investment operations:
Net investment income	0.22		0.45	0.43	0.37	0.25	0.26
Net realized and unrealized gains (losses) on investments	0.28		0.22	0.29	(0.07)	(0.49)	0.63
Total from investment operations	0.50		0.67	0.72	0.30	(0.24)	0.89

Less distributions from:
Net investment income	(0.23)		(0.51)	(0.45)	(0.37)	(0.25)	(0.27)
Net realized gains on investments	(0.23)		(0.05)	(0.03)	(0.06)	(0.18)	(0.06)
Total distributions	(0.46)		(0.56)	(0.48)	(0.43)	(0.43)	(0.33)

Net asset value at end of period	$9.91		$9.87	$9.76	$9.52	$9.65	$10.32

Total return (a)	5.10	%(b)	7.09%	7.74%	3.24%	(2.39%)	9.20%

Net assets at end of period (000’s)	$153,700		$146,505	$174,492	$152,617	$120,882	$118,185

Ratios/supplementary data:
Ratio of total expenses to average net assets	0.23	%(c)	0.22%	0.21%	0.22%	0.25%	0.26%
Ratio of net investment income to average net assets	4.16	%(c)	4.55%	4.43%	3.91%	2.47%	2.59%
Portfolio turnover rate	13	%(b)	20%	22%	23%	33%	50%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended January 31, 2026 (Unaudited)		Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	Year Ended July 31, 2021
Net asset value at beginning of period	$9.72		$9.55	$9.33	$9.54	$9.97	$9.85

Income (loss) from investment operations:
Net investment income	0.25		0.48	0.43	0.34	0.19	0.21
Net realized and unrealized gains (losses) on investments	0.09		0.17	0.22	(0.21)	(0.43)	0.12
Total from investment operations	0.34		0.65	0.65	0.13	(0.24)	0.33

Less distributions from net investment income	(0.25)		(0.48)	(0.43)	(0.34)	(0.19)	(0.21)

Net asset value at end of period	$9.81		$9.72	$9.55	$9.33	$9.54	$9.97

Total return (a)	3.50	%(b)	6.97%	7.15%	1.46%	(2.40%)	3.43%

Net assets at end of period (000’s)	$431,551		$412,396	$428,922	$380,852	$350,756	$311,539

Ratios/supplementary data:
Ratio of total expenses to average net assets	0.17	%(c)	0.17%	0.17%	0.17%	0.18%	0.20%
Ratio of net investment income to average net assets	5.00	%(c)	4.98%	4.58%	3.69%	2.01%	2.13%
Portfolio turnover rate	12	%(b)	38%	19%	40%	50%	33%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS

January 31, 2026 (Unaudited)

1.	Organization

Eubel Brady & Suttman Income and Appreciation Fund (“EBS Income and Appreciation Fund”) and Eubel Brady & Suttman Income Fund (“EBS Income Fund”) (individually, a “Fund” and collectively, the “Funds”) are each a no-load diversified series of Eubel Brady & Suttman Mutual Fund Trust (the “Trust”), an open-end management investment company organized as an Ohio business trust on April 22, 2014.

The investment objective of EBS Income and Appreciation Fund is to provide total return through a combination of current income and capital appreciation.

The investment objective of EBS Income Fund is to preserve capital, produce income and maximize total return.

2.	Significant Accounting Policies

The Funds follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Segment Reporting — The Research Group of Eubel Brady & Suttman Asset Management, Inc. (the “Adviser”) acts as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Funds’ Schedules of Investments, Statements of Changes in Net Assets and Financial Highlights.

Accounting Pronouncement — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 became effective for annual periods beginning after December 15, 2024, and early adoption was permitted. Fund Management concludes there is no impact on the Funds’ financial statements.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

Securities Valuation — Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day the NYSE is open for business. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are generally valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. The Funds typically use an independent pricing service to determine the value of their fixed income securities. The pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of fixed income securities without regard to sale or bid prices. Commercial paper may be valued at amortized cost, which under normal circumstances approximates market value.

If the Adviser (the “Valuation Designee”), determines that a price provided by the pricing service does not accurately reflect the market value of the securities or, when prices are not readily available from the pricing service, securities are valued at fair value as determined in good faith by the Valuation Designee in conformity with guidelines adopted by and subject to review by the Board of Trustees of the Trust (the “Board”).

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Certain fixed income securities held by the Funds are classified as Level 2 since the values are typically provided by an independent pricing service that utilizes various “other significant observable inputs” as discussed above. Other fixed income securities (including certain corporate bonds and bank debt) held by the Funds, are classified as Level 3 since the values for these securities are based on prices derived from one or more significant inputs that are unobservable. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes,

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

The following is a summary of each Fund’s investments and the inputs used to value the investments as of January 31, 2026 by security type:

EBS Income and Appreciation Fund:
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$28,207,515	$9,766,936	$37,974,451
Convertible Bonds	—	75,575,600	—	75,575,600
Bank Debt	—	—	2,409,563	2,409,563
Common Stocks	6,100,153	—	—	6,100,153
Money Market Funds	30,693,620	—	—	30,693,620
Total	$36,793,773	$103,783,115	$12,176,499	$152,753,387

EBS Income Fund:
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$266,145,689	$15,494,814	$281,640,503
U.S. Treasury Obligations	—	99,885,918	—	99,885,918
Bank Debt	—	—	6,023,907	6,023,907
Common Stocks	7,831,500	—	—	7,831,500
Money Market Funds	30,980,194	—	—	30,980,194
Total	$38,811,694	$366,031,607	$21,518,721	$426,362,022

The following is a reconciliation of Level 3 investments of the Funds for which significant unobservable inputs were used to determine fair value for the six months ended January 31, 2026:

EBS Income and Appreciation Fund
Investments in Securities	Value as of July 31, 2025	Transfers into Level 3	Purchases	Sales/ maturities	Net change in unrealized appreciation (depreciation)	Value as of January 31, 2026
Corporate Bonds	$8,413,696	$2,498,911	$—	$(1,010,000)	$(135,671)	$9,766,936
Bank Debt	2,093,423	—	78,078	(234,234)	472,296	2,409,563
Total	$10,507,119	$2,498,911	$78,078	$(1,244,234)	$336,625	$12,176,499

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

EBS Income Fund
Investments in Securities	Value as of July 31, 2025	Transfers into Level 3	Purchases	Sales/ maturities	Net change in unrealized appreciation (depreciation)	Value as of January 31, 2026
Corporate Bonds	$10,828,398	$3,980,007	$3,500,000	$(2,590,000)	$(223,591)	$15,494,814
Bank Debt	5,233,558	—	195,195	(585,586)	1,180,740	6,023,907
Total	$16,061,956	$3,980,007	$3,695,195	$(3,175,586)	$957,149	$21,518,721

The total change in unrealized appreciation (depreciation) included on the Statements of Operations attributable to Level 3 investments still held at January 31, 2026 is ($156,943) and ($274,476) for EBS Income and Appreciation Fund and EBS Income Fund, respectively.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Valuation Designee in conformity with guidelines adopted by and subject to review by the Board to determine the fair value of the Level 3 investments.

EBS Income and Appreciation Fund
	Fair Value at January 31, 2026	Valuation Technique	Unobservable Input[1]	Value/Range	Weighted Average of Unobservable Inputs
Corporate Bonds	$9,766,936	DCF Model	Discount Rate[2]	7.44% - 19.61%	11.43%
Bank Debt	$2,409,563	DCF Model	Discount Rate[2]	9.82%	N/A

EBS Income Fund
	Fair Value at January 31, 2026	Valuation Technique	Unobservable Input[1]	Value/Range	Weighted Average of Unobservable Inputs
Corporate Bonds	$15,494,814	DCF Model	Discount Rate[2]	7.76% - 19.61%	12.74%
Bank Debt	$6,023,907	DCF Model	Discount Rate[2]	9.82%	N/A

DCF -	Discounted Cash Flow

[1]	Significant increases and decreases on the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobservable input would result in a decrease to the fair value. A decrease to the unobservable input would have the opposite effect.
[2]	The Discount Rate used is determined by the Adviser by employing a reference benchmark, adjusted by a credit spread.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

There were no derivative instruments held by the Funds as of or during the six months ended January 31, 2026.

Share Valuation — The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to its NAV per share.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Income, Investment Transactions and Realized Capital Gains and Losses — Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income is recorded as earned. Discounts and premiums on fixed income securities are amortized using the effective interest method and is included in interest income. Investment transactions are accounted for on trade date. Realized capital gains and losses on investments sold are determined on a specific identification basis.

Expenses — Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable.

Distributions to Shareholders — Distributions to shareholders of net investment income, if any, are paid monthly. Capital gain distributions, if any, are distributed to shareholders annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and realized capital gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. Dividends and distributions are recorded on the ex-dividend date.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

The tax character of distributions paid during the periods ended January 31, 2026 and July 31, 2025 was as follows:

	Periods Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
EBS Income and Appreciation Fund	1/31/2026	$3,393,677	$3,346,365	$6,740,042
	7/31/2025	$7,624,147	$795,041	$8,419,188
EBS Income Fund	1/31/2026	$10,567,796	$—	$10,567,796
	7/31/2025	$19,385,293	$—	$19,385,293

Federal Income Tax — Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of July 31, 2025:

	EBS Income and Appreciation Fund	EBS Income Fund
Tax cost of investments	$147,944,273	$404,928,658
Gross unrealized appreciation	$3,603,165	$5,631,910
Gross unrealized depreciation	(5,829,779)	(2,452,969)
Net unrealized appreciation (depreciation) on investments	(2,226,614)	3,178,941
Undistributed ordinary income	229,741	—
Undistributed long-term gains	3,345,549	—
Accumulated capital and other losses	—	(10,319,183)
Distributable earnings (accumulated deficit)	$1,348,676	$(7,140,242)

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

The federal tax cost, unrealized appreciation (depreciation) as of January 31, 2026 is as follows:

	EBS Income and Appreciation Fund	EBS Income Fund
Tax cost of investments	$148,044,297	$419,532,929
Gross unrealized appreciation	$6,584,859	$8,301,336
Gross unrealized depreciation	(1,875,769)	(1,472,243)
Net unrealized appreciation on investments	$4,709,090	$6,829,093

The difference between the federal income tax cost of investments and the Schedule of Investments cost for EBS Income and Appreciation Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to basis adjustments related to the Fund’s holdings in convertible bonds and publicly traded partnerships.

As of July 31, 2025, the Funds had the following capital loss carryforwards (“CLCFs”) for federal income tax purposes:

	EBS Income and Appreciation Fund	EBS Income Fund
Short-term	$—	$1,909,769
Long-term	—	8,409,414
	$—	$10,319,183

These CLCFs, which do not expire, may be utilized in the current and future years to offset net realized gains, if any, prior to distributing such gains to shareholders.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. Each Fund identifies its major tax jurisdiction as U.S. Federal.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses on the Statements of Operations.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

3.	Unfunded Loan Commitment

At January 31, 2026, unfunded loan commitments for the Funds were as follows:

Fund	Borrower	Unfunded Commitment
EBS Income and Appreciation Fund	NCP Finance Limited Partnership	$1,568,844
EBS Income Fund	NCP Finance Limited Partnership	$3,922,110

Pursuant to an Asset-Based Lending Credit Agreement between the Funds and NCP SPV Texas, L.P. (the “Borrower”), the Borrower has agreed to pay the Funds a commitment fee equal to 0.25% of the average daily unfunded commitment balance, which is included within interest income on the Statements of Operations.

4.	Transactions with Related Parties

Certain officers of the Trust are also officers of the Adviser, of Ultimus Fund Solutions, LLC (“Ultimus”), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Funds, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter and exclusive agent for the distribution of shares of the Funds.

Investment Adviser — Under the terms of the Management Agreement between the Trust and the Adviser, the Adviser manages each Fund’s investments subject to oversight by the Board. The Funds do not pay the Adviser investment advisory fees under the Management Agreement. However, prior to investing in a Fund, a prospective shareholder must enter into an investment advisory agreement with the Adviser that calls for the payment of an advisory fee based upon a percentage of all assets (including shares of the Funds) managed by the Adviser on behalf of the prospective shareholder. The fee schedule may be negotiable at the time the account is opened and is generally based upon the value of assets held in the client’s account and the style of management.

The Adviser has entered into an agreement with the Funds under which it has agreed to reimburse Fund expenses to the extent necessary to limit total annual operating expenses (excluding brokerage costs, taxes, interest, acquired fund fees and expenses, expenses incurred pursuant to the Funds’ Shareholder Servicing Plan and extraordinary expenses) to an amount not exceeding 0.35% of each Fund’s average daily net assets. Any payments by the Adviser of expenses which are a Fund’s obligation are subject to repayment by the Fund for a period of three years following the date on which such expenses were paid, provided that the repayment does not cause the Fund’s total annual operating expenses to exceed the lesser of: (i) the expense limitation in effect at the time such expenses were reimbursed; and (ii) the expense limitation in effect at the time the Adviser seeks reimbursement

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

of such expenses. This agreement is currently in effect until December 1, 2026. No expense reimbursements were required during the six months ended January 31, 2026.

Administrator — Ultimus provides administration, fund accounting and transfer agency services to each Fund. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Funds’ portfolio securities.

Compensation of Trustees — Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Funds for their services. Each Trustee who is not an interested person of the Trust receives from the Funds a fee of $3,281 for attendance at each meeting of the Board, in addition to reimbursement of travel and other expenses incurred in attending the meetings. The Chairperson of the Audit and Governance Committee receives an additional annual fee of $1,250, paid quarterly.

5.	Securities Transactions

During the six months ended January 31, 2026, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, were as follows:

	EBS Income and Appreciation Fund	EBS Income Fund
Purchases of investment securities	$16,238,078	$23,730,895
Proceeds from sales and maturities of investment securities	$21,592,959	$29,447,636

During the six months ended January 31, 2026, cost of purchases and proceeds from sales and maturities of long-term U.S. government securities were as follows:

	EBS Income and Appreciation Fund	EBS Income Fund
Purchases of investment securities	$—	$42,982,319
Proceeds from sales and maturities of investment securities	$—	$15,492,946

6.	Shareholder Servicing Plan

The Funds have adopted a Shareholder Servicing Plan (the “Plan”) which allows each Fund to make payments to financial organizations (including payments directly to the Adviser and the Distributor) for providing account administration and account

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

maintenance services to Fund shareholders. The annual fees paid under the Plan may not exceed an amount equal to 0.25% of each Fund’s average daily net assets. During the six months ended January 31, 2026, EBS Income and Appreciation Fund and EBS Income Fund incurred $29,961 and $84,328, respectively, of shareholder servicing fees pursuant to the Plan. No payments were made to the Adviser or the Distributor under the Plan during the six months ended January 31, 2026.

7.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected.

9.	Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Not applicable.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

(b)	Included with (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Filed under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

The registrant’s Audit and Governance Committee shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 16.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Not required

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Eubel Brady & Suttman Mutual Fund Trust

By (Signature and Title)*	/s/ Scott E. Lundy
Scott E. Lundy, Principal Executive Officer

Date	April 1, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott E. Lundy
Scott E. Lundy, Principal Executive Officer

Date	April 1, 2026

By (Signature and Title)*	/s/ Angela A. Simmons
Angela A. Simmons, Principal Financial Officer

Date	April 1, 2026

*	Print the name and title of each signing officer under his or her signature.